Borrowings	6 Months Ended
Jun. 30, 2020
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

NOTE 11: BORROWINGS

	June 30, 2020	December 31, 2019
Eurobank Ergasias S.A. $52,000	—	28,758
DVB Bank S.E. and Credit Agricole Corporate and Investment Bank	37,891	39,453
Ship Mortgage Notes $670,000	658,000	658,000
Deutsche Bank AG Filiale Deutschlandgeschäft and Skandinaviska Enskilda Banken AB	19,065	39,173
BNP Paribas $44,000	26,000	28,000
HSH $24,000	17,135	18,280
HCOB $31,800	30,108	31,800
Deutsche Bank AG Filiale Deutschlandgeschäft	—	32,500
Eurobank S.A. $20,800	20,800	—
Total credit facilities	808,999	875,964
Sale and Leaseback Agreements–$71,500	58,094	62,563
Sale and Leaseback Agreements–$103,155	93,189	97,723
Sale and Leaseback Agreements–$15,000	13,281	14,219
Sale and Leaseback Agreements–$47,220	43,133	45,858
Sale and Leaseback Agreements–$90,811	85,158	90,811
Sale and Leaseback Agreements–$72,053	72,053	—
Total borrowings	1,173,907	1,187,138
Less: Deferred finance costs, net	(13,318)	(14,638)
Add: bond premium	445	617
Less: current portion of credit facilities, net of deferred finance costs	(61,261)	(141,214)
Less: current portion of Sale and Leaseback Agreements, net of deferred finance costs	(38,695)	(31,739)
Total long-term borrowings, net of current portion, bond premium and deferred finance costs	$1,061,078	$1,000,164

Long-Term Debt Obligations and Credit Arrangements

Ship Mortgage Notes:

8 1/8% First Priority Ship Mortgages: On November 13, 2013, the Company and its wholly owned subsidiary, Navios Acquisition Finance (US) Inc. (“Navios Acquisition Finance” and together with the Company, the “2021 Co-Issuers”) issued $610,000 in first priority ship mortgage notes (the “Existing Notes”) due on November 15, 2021 at a fixed rate of 8.125%.

On March 31, 2014, the Company completed a sale of $60,000 of its first priority ship mortgage notes due in 2021 (the “Additional Notes,” and together with the Existing Notes, the “2021 Notes”). The terms of the Additional Notes are identical to the Existing Notes and were issued at 103.25% plus accrued interest from November 13, 2013.

The 2021 Notes are fully and unconditionally guaranteed on a joint and several basis by all of Navios Acquisition’s subsidiaries with the exception of Navios Acquisition Finance (a co-issuer of the 2021 Notes) and the exception of Navios Midstream subsidiaries.

The 2021 Co-Issuers currently have the option to redeem the 2021 Notes in whole or in part, at a fixed price of 106.094% of the principal amount, which price declines ratably until it reaches par in 2019, plus accrued and unpaid interest, if any.

In addition, upon the occurrence of certain change of control events, the holders of the 2021 Notes will have the right to require the 2021 Co-Issuers to repurchase some or all of the 2021 Notes at 101% of their face amount, plus accrued and unpaid interest to the repurchase date.

The 2021 Notes contain covenants which, among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering in transactions with affiliates, merging or consolidating or selling all or substantially all of the 2021 Co-Issuers’ properties and assets and creation or designation of restricted subsidiaries.

Following the acquisition of the Star N and the Hector N MR1 product tankers from Navios Europe I, the vessels were offered as collateral under its ship mortgage notes, in substitution of an amount of $25,405 that was held as cash collateral from the sale proceeds of the Nave Electron.

In the fourth quarter of 2019, Navios Acquisition repurchased $12,000 of its ship mortgage notes for a cash consideration of $9,950 resulting in a gain on bond repurchase of $1,940 net of deferred fees written-off.

The 2021 Co-Issuers were in compliance with the covenants as of June 30, 2020.

The Existing Notes and the Additional Notes are treated as a single class for all purposes under the indenture including, without limitation, waivers, amendments, redemptions and other offers to purchase and the Additional Notes rank evenly with the Existing Notes. The Additional Notes and the Existing Notes have different CUSIP numbers.

Guarantees

The Company’s 2021 Notes are fully and unconditionally guaranteed on a joint and several basis by all of the Company’s subsidiaries with the exception of Navios Acquisition Finance (a co-issuer of the 2021 Notes) and the exception of Navios Midstream subsidiaries. The Company’s 2021 Notes are unregistered. The guarantees of the Company’s subsidiaries that own mortgaged vessels are senior secured guarantees and the guarantees of Company’s subsidiaries that do not own mortgaged vessels are senior unsecured guarantees. All subsidiaries, including Navios Acquisition Finance and Navios Midstream subsidiaries are 100% owned. Navios Acquisition does not have any independent assets or operations.

Credit Facilities

As of June 30, 2020, the Company had secured credit facilities with various commercial banks with a total outstanding balance of $150,999.

On December 6, 2010, Navios Acquisition entered into a loan agreement with Eurobank Ergasias S.A. of up to $52,000 out of which $46,200 has been drawn (divided into two tranches of $23,100 each) to partially finance the acquisition costs of two LR1 product tanker vessels. Each tranche of the facility was repayable in 32 equal quarterly installments of $306 each with a final balloon payment of $13,308, to be repaid on the last repayment date. The maturity date of the loan was in the third and fourth quarter of 2020. The repayment of each tranche started three months after the delivery date of the respective vessel. It bore interest at a rate of LIBOR plus 300 bps. The loan also required compliance with certain financial covenants. The outstanding balance under the facility of amount of $27,534 was fully prepaid in June 2020. Following the prepayment, an amount of $50 was written-off in the consolidated statement of operations.

In November 2015, Navios Acquisition, entered into a term loan facility of up to $125,000 (divided into five tranches) with Deutsche Bank AG Filiale Deutschlandgeschäft and Skandinaviska Enskilda Banken AB for the: (i) financing of the purchase price of the Nave Spherical; and (ii) the refinancing of the existing facility with Deutsche Bank AG Filiale Deutschlandgescäft and Skandinaviska Enskilda Banken AB, dated July 18, 2014. Four of the five tranches of the facility are repayable in 20 quarterly installments of between approximately $435 and $1,896, each with a final balloon repayment to be made on the last repayment date. The fifth tranche is repayable in 16 quarterly installments of between approximately $709 and $803, each. The maturity date of the loan is in the fourth quarter of 2020. The credit facility bears interest at LIBOR plus 295 bps per annum. On March 23, 2018, Navios Acquisition prepaid $26,770, being the respective tranche of the Deutsche Bank AG Filiale Deutschlandgeschäft and Skandinaviska Enskilda Banken AB facility that was drawn to finance the Nave Equinox and the Nave Pyxis, which substituted the Nave Galactic as collateral vessels under the 8 1/8% 2021 Notes. Following the prepayment, an amount of $297 was written-off in the consolidated statement of operations. On June 18, 2020, Navios Acquisition prepaid $16,272, being the respective tranche of the Deutsche Bank AG Filiale Deutschlandgeschäft and Skandinaviska Enskilda Banken AB facility that was drawn to finance the Nave Sextans. Following the prepayment, an amount of $26 was written-off in the consolidated statement of operations. As of June 30, 2020, the outstanding balance under this facility was $19,065.

In December 2019, Navios Acquisition entered into a loan agreement with Deutsche Bank AG Filiale Deutschlandgeschäft of up to $32,500 in order to finance one MR1 and two LR1s acquired from Navios Europe I. The facility was repayable in one single repayment on the last repayment date. The facility matured in June 2020 and bore interest at LIBOR plus 400 bps per annum. In the second quarter of 2020, Navios Acquisition fully repaid the amount of $32,500.

In June 2020, Navios Acquisition entered into a loan agreement with Eurobank S.A. of $20,800 in order to refinance two LR1s. The facility is repayable in 16 quarterly installments of $800 each with a final balloon payment of $8,000 repayable on the last repayment date. The facility matures in June 2024 and bears interest at LIBOR plus 300 bps per annum. As of June 30, 2020, an amount of $20,800 was outstanding under this facility.

In June 2020, Navios Acquisition entered into a loan agreement with Hamburg Commercial Bank AG of $41,700 in order to acquire seven containerships. The facility is repayable in 4 quarterly installments with a final balloon payment of $21,700 repayable on the last repayment date. The facility matures in May 2021 and bears interest at LIBOR plus 375 bps per annum. As of June 30, 2020, an amount of $41,700 was outstanding under this facility and is presented under “Liabilities associated with assets held for sale”. (Please refer to Note 7)

Amounts drawn under the facilities are secured by first preferred mortgages on Navios Acquisition’s vessels and other collateral and are guaranteed by each vessel-owning subsidiary. The credit facilities contain a number of restrictive covenants that prohibit or limit Navios Acquisition from, among other things: incurring or guaranteeing indebtedness; entering into affiliate transactions; changing the flag, class, management or ownership of Navios Acquisition’s vessels; changing the commercial and technical management of Navios Acquisition’s vessels; selling Navios Acquisition’s vessels; and subordinating the obligations under each credit facility to any general and administrative costs relating to the vessels, including the fixed daily fee payable under the Management Agreement. The credit facilities also require Navios Acquisition to comply with the ISM Code and ISPS Code and to maintain valid safety management certificates and documents of compliance at all times.

As of June 30, 2020 no amount was available to be drawn from the Company’s facilities.

Sale and Leaseback Agreements

As of June 30, 2020, the Company had sale and leaseback agreements with various unrelated third parties with a total outstanding balance of $364,908.

As of June 30, 2020 and December 31, 2019, the deposits under the sale and leaseback agreements were $9,058 and $5,456, respectively, and are presented under “Other long term assets” in the condensed consolidated balance sheets.

In June 2020, Navios Acquisition entered into sale and leaseback agreements with unrelated third parties for $72,053 in order to refinance one MR1, one MR2 and two LR1s. Navios Acquisition has a purchase obligation to acquire the vessels at the end of the lease term and under ASC 842-40, the transaction was determined to be a failed sale. The agreements will be repaid through periods ranging from four to seven years in consecutive quarterly installments of $1,791 each, with a repurchase obligation of up to $26,963 in total. The sale and leaseback arrangements bear interest at LIBOR plus a margin ranging from 390 bps to 410 bps per annum, depending on the vessel financed. As of June 30, 2020, the outstanding balance under the agreements was $72,053.

 The maturity table below reflects the principal payments of all notes, credit facilities and the Financing arrangements outstanding as of June 30, 2020 for the next five years and thereafter are based on the repayment schedule of the respective financing arrangements (as described above) and the outstanding amount due under the 2021 Notes.

June 30, 2020
Long-Term Debt Obligations:
12 month period ending
June 30, 2021	102,608
June 30, 2022	757,620
June 30, 2023	67,364
June 30, 2024	92,908
June 30, 2025	32,144
June 30, 2026 and thereafter	121,263
Total	$1,173,907

The financing arrangements include, among other things, compliance with loan to value ratios and certain financial covenants: (i) minimum liquidity at the higher of $40,000 or $1,000 per vessel; (ii) net worth ranging from $50,000 to $135,000; and (iii) total liabilities divided by total assets, adjusted for market values to be generally lower than 75% or 80% and for certain facilities, as amended for a specific period of time until December 31, 2019 to be ranging from a maximum of 80% to 85%. It is an event of default under the credit facilities if such covenants are not complied with, including the loan to value ratios for which the Company may provide sufficient additional security or prepay part of the facility, to prevent such an event.

As of June 30, 2020, the Company was in compliance with its covenants.